Schedule of restricted cash (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Restricted cash	R$ 28,467	R$ 35,742
Agreementwiththe Sao Paulo Municipal Government [Member]
IfrsStatementLineItems [Line Items]
Restricted cash	21,464	29,599
Brazilian Federal Savings Bank Escrow Deposites [Member]
IfrsStatementLineItems [Line Items]
Restricted cash	740	272
Other One [Member]
IfrsStatementLineItems [Line Items]
Restricted cash	R$ 6,263	R$ 5,871